Share-based payments - Share Options Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2022 yr $ / shares	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares
Share-Based Payment Arrangements [Abstract]
Fair value per share (in USD per share)	$ 5.08	$ 11.78	$ 4.80
Exercise price (in USD per share)	$ 6.96	$ 4.90	$ 0.05
Volatility	66.77%	65.53%	59.74%
Duration | yr	10	10	10